Risk Management - Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities (Detail) - CNY (¥)
¥ in Millions
12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Funds managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 120,797	¥ 127,706
Unconsolidated structured entities, carrying amount of assets		629	3,239
Unconsolidated structured entities, maximum exposure		¥ 629	¥ 3,239
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Funds managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 104,678	¥ 97,772
Unconsolidated structured entities, maximum exposure		¥ 104,678	¥ 97,772
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Trust schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 3,800	¥ 500
Unconsolidated structured entities, carrying amount of assets		2,680	400
Unconsolidated structured entities, maximum exposure		¥ 2,680	¥ 400
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Trust schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 89,769	¥ 75,263
Unconsolidated structured entities, maximum exposure		¥ 89,769	¥ 75,263
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Debt investment schemes managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size		¥ 59,456	¥ 52,014
Unconsolidated structured entities, carrying amount of assets		32,029	36,359
Unconsolidated structured entities, maximum exposure		¥ 32,029	¥ 36,359
Unconsolidated structured entities, Interest held by the Group		Investment income and service fee	Investment income and service fee
Debt investment schemes managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets		¥ 33,330	¥ 32,209
Unconsolidated structured entities, maximum exposure		¥ 33,330	¥ 32,209
Unconsolidated structured entities, Interest held by the Group		Investment income	Investment income
Others managed by affiliated entities [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, size	[1]	¥ 422,006	¥ 303,976
Unconsolidated structured entities, carrying amount of assets	[1]	9,502	8,676
Unconsolidated structured entities, maximum exposure	[1]	¥ 9,502	¥ 8,676
Unconsolidated structured entities, Interest held by the Group	[1]	Investment income and service fee	Investment income and service fee
Others managed by third parties [member]
Disclosure of unconsolidated structured entities [line items]
Unconsolidated structured entities, carrying amount of assets	[1]	¥ 110,035	¥ 107,859
Unconsolidated structured entities, maximum exposure	[1]	¥ 110,035	¥ 107,859
Unconsolidated structured entities, Interest held by the Group	[1]	Investment income	Investment income

[1]	Others included wealth management products, special asset management schemes, and asset backed plans, etc.